Intangible Assets, Net - Schedule of Estimated Amortization Expenses (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Estimated Amortization Expenses:
For year ended 9/30/2026	$ 15,607,278
For year ended 9/30/2027	15,515,258
For year ended 9/30/2028	15,344,362
For year ended 9/30/2029	9,934,059
For year ended 9/30/2030	3,348,862
Total	$ 59,749,819	$ 38,796,262